Impairment (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Producing Properties Relating To Oil And Gas Activities Brazil [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P		E&P
Carrying amount	$ 376
Recoverable amount	$ 300		$ 279
Asset With Recoverable Amount Close To Its Carrying Amount [Member] | C G U Marlim Sul [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P
Carrying amount	$ 5,544
Recoverable amount	5,365
Sensitivity	(179)
Assets With Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	14,516	$ 8,972
Assets With Impairment Losses [Member] | C G U Marlim Sul [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount	13,439	9,869
Sensitivity	$ (1,077)	$ 897
Assets With Impairment Losses [Member] | Producing Properties Relating To Oil And Gas Activities Brazil [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P	E&P
Assets With Impairment Losses [Member] | Second Refining Unit Of R N E S T [Member]
IfrsStatementLineItems [Line Items]
Business segment	RTC	RTC
Carrying amount	$ 882	$ 882
Recoverable amount	794	970
Sensitivity	$ (88)	$ 88
Assets With Impairment Losses [Member] | Itaborai Utilities [Member]
IfrsStatementLineItems [Line Items]
Business segment	G&E	G&E
Carrying amount	$ 777	$ 777
Recoverable amount	699	855
Sensitivity	(78)	78
Producing Properties Relating To Oil And Gas Activities Brazil [Member] | C G U Marlim Sul [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	7,313	7,313
Recoverable amount	6,581	8,044
Sensitivity	$ (732)	$ 731